CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019		$ 561		$ 203,977	$ (152,073)	$ 52,465
Balance, shares at Dec. 31, 2019		20,402,800
Net income (loss) for the year					(29,290)	(29,290)
Issuance of shares and warrants through public offering, net of issuance costs		$ 61		21,245		21,306
Issuance of shares and warrants through public offering, net of issuance costs, shares		2,091,907
Issuance of shares and warrants through private placement from the controlling shareholder		$ 13		4,987		5,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares		454,628
Vesting of restricted share units	[1]
Vesting of restricted share units, shares		23,000
Exercise of options			[1]	151		151
Exercise of options, shares		28,447
Share-based compensation				1,217		1,217
Balance at Dec. 31, 2020		$ 635		231,577	(181,363)	50,849
Balance, shares at Dec. 31, 2020		23,000,782
Net income (loss) for the year					3,221	3,221
Issuance of shares through ATM, net of issuance costs		$ 1		504		505
Issuance of shares through ATM, net of issuance costs, shares		41,154
Vesting of restricted share units	[1]
Vesting of restricted share units, shares		19,170
Exercise of options		$ 2		330		332
Exercise of options, shares		65,698
Share-based compensation				687		687
Balance at Dec. 31, 2021		$ 638		233,098	(178,142)	$ 55,594
Balance, shares at Dec. 31, 2021		23,126,804				23,126,804
Net income (loss) for the year					(14,923)	$ (14,923)
Exercise of options			[1]	15		15
Exercise of options, shares		2,665
Share-based compensation				1,527		1,527
Balance at Dec. 31, 2022		$ 638		$ 234,640	$ (193,065)	$ 42,213
Balance, shares at Dec. 31, 2022		23,129,469				23,129,469

[1]	Less than 1,000.